Insurance-related accounts (Tables)	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Policyholders' Account in Life Insurance Business

Policyholders’ account in the life insurance business is comprised of the following:

	Yen in millions
	March 31
	2013	2014
Universal life insurance	1,221,903	1,397,294
Investment contracts	363,213	509,880
Other	130,494	116,298

Total	1,715,610	2,023,472